SIGNIFICANT ACCOUNTING POLICIES (Q2) (Policies)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Changes in accounting policies and newly adopted accounting policies
a.	Changes in accounting policies and newly adopted accounting policies
The Group has applied the following amendments to IFRSs issued by the IASB to this interim financial report for the current accounting period:
•	IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges
•	Amendments to IFRS 4, Expiry Date of the Deferral Approach
•	Amendments to IAS 1, Making Materiality Judgement
•	Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies
•	Amendments to IAS 8, Definition of Accounting Estimates
•	Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction
•	Initial Application of IFRS 17 and IFRS 9—Comparative Information
None of these amendments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented in this interim financial report. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.